STOCK OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stock Options [Abstract]
STOCK OPTIONS

Note 9: Stock Options

On December 10, 2013, the Company’s Board of Directors (the “Board”), after careful consideration, unanimously approved the 2013 Equity Incentive Plan (the “Equity Incentive Plan”), pursuant to which the Company reserved for issuance thereunder 8,000,000 shares of the Company’s outstanding Common Stock. The Company’s stockholders approved the Equity Incentive Plan and it became effective in January 2014.
From time to time, the Company grants stock option awards to officers and employees. Such awards are valued based on the grant date fair value of the instruments, net of estimated forfeitures, using a Black-Scholes option pricing model.
Stock option awards are expensed on a straight-line basis over the requisite service period. During the three months ended March 31, 2014 and 2013, the Company recognized compensation expense of $10,921 and $0, respectively, associated with stock option awards. At March 31, 2014, future stock compensation expense (net of estimated forfeitures) not yet recognized was $213,731 and will be recognized over a weighted average remaining vesting period of 3.63 years.
The following summarizes stock option activity for the three months ended March 31, 2014:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Intrinsic Value
Outstanding at December 31, 2013	1,000,000	$0.26
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding at March 31, 2014	1,000,000	$0.26	9.74	$—
Exercisable at March 31, 2014	143,750	$0.26	9.74	$—
The following table summarizes information about the Company’s non-vested shares as of March 31, 2014:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2013	900,000	$0.25
Granted	—	—
Vested	(43,750)	0.25
Nonvested at March 31, 2014	856,250	$0.25
The Company has issued shares of its common stock registered in connection with its Form S-8 filing to certain consultants and service providers. See Notes 7 and 13.

NOTE 13: STOCK OPTIONS

On December 10, 2013, the Company’s Board of Directors (the “Board”), after careful consideration, unanimously approved the 2013 Equity Incentive Plan (the “Equity Incentive Plan”), pursuant to which the Company reserved for issuance thereunder 8,000,000 shares of the Company’s outstanding Common Stock. The Company’s stockholders approved the Equity Incentive Plan and it became effective in January 2014.
From time to time, the Company grants stock option awards to officers and employees. Such awards are valued based on the grant date fair value of the instruments, net of estimated forfeitures, using a Black-Scholes option pricing model with the following assumptions:

Volatility	165.09%
Risk-free interest rate	2.08%
Expected Term	6 years
Forfeiture rate	0%
Dividend yield rate	0%
The volatility used was based on historical volatility of the Company’s common stock, which management considers to be the best indicator of expected future volatility. The risk free interest rate was determined based on treasury securities with maturities equal to the expected term of the underlying award. The expected term was determined based on the simplified method outlined in Staff Accounting Bulletin No. 110.
Stock option awards are expensed on a straight-line basis over the requisite service period. During the years ended December 31, 2013 and 2012, the Company recognized compensation expense of $24,961 and $0, respectively, associated with stock option awards. At December 31, 2013, future stock compensation expense (net of estimated forfeitures) not yet recognized was $224,652 and will be recognized over a weighted average remaining vesting period of 3.88 years.
The following summarizes stock option activity for the year ended December 31, 2013:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Intrinsic Value
Outstanding at December 31, 2012	—	—
Granted	1,000,000	$0.26
Exercised	—
Forfeited	—
Outstanding at December 31, 2013	1,000,000	$0.26	9.99	—
Exercisable at December 31, 2013	100,000	$0.26	9.99	—
The following table summarizes information about the Company’s non-vested shares as of December 31, 2013:

	Number of Shares	Weighted- Average Grant-Date Fair Value
Nonvested at December 31, 2012	—	—
Granted	1,000,000	$0.25
Vested	(100,000)	0.25
Nonvested at December 31, 2013	900,000	$0.25